HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 4,365		¥ 4,290	¥ 3,927
Utilities	690		685	603
Personnel costs	5,326		4,684	3,683
Depreciation and amortization	1,254		1,329	1,414
Consumable, food and beverage	1,293		1,327	1,026
Others	2,357		2,026	1,607
Total	¥ 15,285	$ 2,094	¥ 14,341	¥ 12,260